Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Restricted Stock Activity [Line Items]
Shares Restricted stock outstanding, January 1, 2013 (in shares)	143,026
Shares Granted (in shares)	0
Shares Vested (in shares)	(141,838)
Shares Cancelled or expired (in shares)	(1,188)
Shares Restricted stock outstanding, December 31, 2013 (in shares)	0
Weighted Average Grant Date Fair Value per Award Restricted stock outstanding, January 1, 2013 (in dollars per share)	$ 13.82
Weighted Average Grant Date Fair Value per Award Granted (in dollars per share)	$ 0
Weighted Average Grant Date Fair Value per Award Vested (in dollars per share)	$ 13.84
Weighted Average Grant Date Fair Value per Award Cancelled or expired (in dollars per share)	$ 11.53
Weighted Average Grant Date Fair Value per Award Restricted stock outstanding, December 31, 2013 (in dollars per share)	$ 0
Aggregate Intrinsic Value Restricted stock outstanding, December 31, 2013	$ 0